[LOGO OF EATON VANCE APPEARS HERE]

Investing for the 21st Century

                                                  [PICTURE OF FLAG APPEARS HERE]

Annual Report December 31, 1998

                                EATON VANCE
[PICTURE OF STATUE OF            COMBINED                Cash Management Fund
LIBERTY APPEARS HERE]             MONEY
                               MARKET FUNDS
                                  REPORT
                                                           Liquid Assets Fund
                    Global Management-Global Distribution
                                                            Money Market Fund



                       [PICTURE OF COLUMNS APPEARS HERE]

Eaton Vance Money Market Funds as of December 31, 1998


[PHOTO OF JAMES B. HAWKES APPEARS HERE]

James B. Hawkes
President

Investment Environment
--------------------------------------------------------------------------------

   The Economy

 . The U.S. economy continued the longest uninterrupted growth period in its history in 1998, seemingly unaffected by presidential scandal, renewed conflict with Iraq, or global economic troubles. Recent data suggests that the real growth rate for 1998 will be about 4%. Inflation remained very low.

 .  Many economists predicted that the "Asian flu" would hamper growth in 1998.
   Instead, it redirected capital to the U.S. markets, resulting in lower interest rates, increased consumer spending, and continued growth in the U.S. stock market.

 . For 1999, a slowdown in the manufacturing sector, weakening corporate earnings, further overseas economic problems, and the Y2K computer problem are some of the obstacles the economy will face.

   The Market

 . After nine quiet months, the Federal Reserve Board lowered the Federal Funds interest rate 3 times since September 29, ending the year at 4.75%. The Federal Funds rate is the rate for interbank overnight loans and serves as a key interest rate barometer.

 . While declining Federal Funds rates restored investor confidence and sent stock prices higher in the fourth quarter, rates on short-term money market instruments dropped, and yields on money market funds also fell.

The Portfolio
--------------------------------------------------------------------------------

   About The Portfolio

 .  The Portfolio continues to invest only in securities of the highest quality.
   Each of its commercial paper holdings has been given the top credit rating by at least two nationally recognized statistical rating organizations.

 . 60-day commercial paper is a commonly used liquid investment for money market funds. At December 31, 1998, approximately 66% of the assets of the Eaton Vance Cash Management Portfolio was invested in high-quality commercial paper.

 . The Portfolio also invests in U.S. Government agency securities, which are not rated officially but are considered to be of high quality.*

 . In the past year, the Portfolio's weighted average maturity ranged between 23 and 41 days.



--------------------------------------------------------------------------------
Mutual Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

--------------------------------------------------------------------------------
* An investment in one of the Portfolio's money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

Eaton Vance Money Market Funds as of December 31, 1998

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of December 31, 1998

                                                                        Cash             Liquid             Money
                                                                 Management Fund       Assets Fund        Market Fund
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investment in Cash Management Portfolio, at value                    $97,470,918        $8,007,056        $34,864,447
Receivable for Fund shares sold                                          683,910                --            168,460
Receivable from the Administrator                                             --                --             11,429
Deferred organization expenses                                                --                --              8,675
---------------------------------------------------------------------------------------------------------------------
Total assets                                                         $98,154,828        $8,007,056        $35,053,011
---------------------------------------------------------------------------------------------------------------------


Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                     $ 1,670,937        $    9,057        $   734,880
Dividends payable                                                        185,208             6,015              3,601
Payable to affiliate for Trustees' fees                                      775                37                 37
Other accrued expenses                                                    53,894            18,409             22,953
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    $ 1,910,814        $   33,518        $   761,471
---------------------------------------------------------------------------------------------------------------------
Net Assets (represented by paid-in-capital)                          $96,244,014        $7,973,538        $34,291,540
---------------------------------------------------------------------------------------------------------------------


Shares of Beneficial Interest Outstanding
---------------------------------------------------------------------------------------------------------------------
                                                                      96,244,014         7,973,538         34,291,540
---------------------------------------------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share
---------------------------------------------------------------------------------------------------------------------
(Net assets / shares of beneficial interest outstanding)             $      1.00        $     1.00        $      1.00
---------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Money Market Funds as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended December 31, 1998

                                                                          Cash            Liquid            Money
                                                                     Management Fund   Assets Fund        Market Fund
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio                                       $5,504,077        $569,079         $1,524,002
Expenses allocated from Portfolio                                         (605,410)        (62,511)          (167,927)
---------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                                    $4,898,667        $506,568         $1,356,075
---------------------------------------------------------------------------------------------------------------------


Expenses
---------------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                                              $    3,055        $    174         $      174
Distribution and service fees                                                   --          22,142            234,260
Transfer and dividend disbursing agent fees                                119,382          12,265             27,142
Custodian fee                                                               20,506           2,991              4,079
Registration fees                                                           46,088          14,188             35,804
Printing and postage                                                        17,549           5,422              7,080
Legal and accounting services                                               22,519          22,633             22,339
Amortization of organization expenses                                           --              --              6,960
Miscellaneous                                                                7,971           3,326              7,801
---------------------------------------------------------------------------------------------------------------------
Total expenses                                                          $  237,070        $ 83,141         $  345,639
---------------------------------------------------------------------------------------------------------------------
Deduct --
   Allocation of expenses to the Administrator                          $       --        $     --         $   11,429
---------------------------------------------------------------------------------------------------------------------
Total expense reductions                                                $       --        $     --         $   11,429
---------------------------------------------------------------------------------------------------------------------


Net expenses                                                            $  237,070        $ 83,141          $ 334,210
---------------------------------------------------------------------------------------------------------------------


Net investment income                                                   $4,661,597        $423,427         $1,021,865
---------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Money Market Funds as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 1998



                                                                  Cash                Liquid             Money
Increase (Decrease) in Net Assets                            Management Fund        Assets Fund        Market Fund
--------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                                      $   4,661,597         $    423,427       $  1,021,865
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders--
   From net investment income                                 $  (4,661,597)        $   (423,427)      $ (1,021,865)
--------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest--
   Proceeds from sale of shares                               $ 503,937,629         $     77,632       $106,237,780
   Net asset value of shares issued to shareholders in
      payment of distributions declared                           2,326,522              239,050            790,419
   Cost of shares redeemed                                     (556,763,381)          (5,343,871)       (96,545,361)
--------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets from Fund
   share transactions                                         $ (50,499,230)        $ (5,027,189)      $ 10,482,838
 --------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                         $ (50,499,230)        $ (5,027,189)      $ 10,482,838
--------------------------------------------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------------------------------------------
At beginning of year                                          $ 146,743,244         $ 13,000,727       $ 23,808,702
--------------------------------------------------------------------------------------------------------------------
At end of year                                                $  96,244,014         $  7,973,538       $ 34,291,540
--------------------------------------------------------------------------------------------------------------------






                       See notes to financial statements

Eaton Vance Money Market Funds as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 1997


                                                                      Cash              Liquid             Money
Increase (Decrease) in Net Assets                                  Management           Assets             Market
                                                                      Fund               Fund               Fund
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                           $   4,817,207      $   679,542         $   1,065,668
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                                      $  (4,817,207)     $  (679,542)        $  (1,065,668)
------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares                                    $ 553,471,378      $   138,284         $ 224,831,973
   Net asset value of shares issued to shareholders in
      payment of distributions declared                                2,926,310          394,175               646,729
   Cost of shares redeemed                                          (561,345,354)      (7,442,068)         (232,920,194)
------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets from Fund share
   transactions                                                    $  (4,947,666)     $(6,909,609)        $  (7,441,492)
------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                              $  (4,947,666)     $(6,909,609)        $  (7,441,492)
------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of period                                             $ 151,690,910      $19,910,336         $  31,250,194
------------------------------------------------------------------------------------------------------------------------
At end of period                                                   $ 146,743,244      $13,000,727         $  23,808,702
------------------------------------------------------------------------------------------------------------------------



                      See notes to financial statements.

Eaton Vance Money Market Funds as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                            Cash Management Fund
                                                     ---------------------------------------------------------------
                                                                           Year Ended December 31,
                                                     ---------------------------------------------------------------
                                                        1998         1997          1996         1995         1994
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                  $   1.00     $    1.00      $   1.00     $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------


Income from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                 $ 0.0470     $  0.0478      $ 0.0470     $ 0.0522    $ 0.0345
--------------------------------------------------------------------------------------------------------------------


Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.0470)    $ (0.0478)     $(0.0470)    $(0.0522)   $(0.0345)
--------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                        $   1.00      $   1.00      $   1.00     $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------

Total Return (1)                                          4.78%         4.89%         4.82%        5.35%       3.49%
--------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)               $ 96,244      $146,743      $151,691     $155,251    $111,622
Ratios (As a percentage of average daily net
   assets):                                               0.85%         0.78%         0.74%        0.74%       0.84%
   Expenses (2)
   Net investment income                                  4.69%         4.79%         4.70%        5.22%       3.40%
--------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of its Portfolio's allocated expenses.


                       See notes to financial statements

Eaton Vance Money Market Funds as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                 Liquid Assets Fund
                                                             -------------------------------------------------------
                                                                               Year Ended December 31,
                                                             -------------------------------------------------------
                                                                1998       1997        1996       1995       1994
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                         $   1.00   $   1.00    $   1.00   $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------


Income from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                        $ 0.0410   $ 0.0420    $ 0.0432   $ 0.0505    $ 0.0328
--------------------------------------------------------------------------------------------------------------------


Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                                   $(0.0410)  $(0.0420)   $(0.0432)  $(0.0505)   $(0.0328)
--------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                               $   1.00   $   1.00    $   1.00   $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------

Total Return (1)                                                 4.20%      4.29%       4.41%      5.16%       3.29%
--------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                      $  7,974   $ 13,001    $ 19,910   $ 34,026    $118,599
Ratios (As a percentage of average daily net assets):
   Net expenses (2)                                              1.43%      1.35%       1.13%      0.91%       0.94%
   Net investment income                                         4.14%      4.21%       4.31%      5.11%       3.55%
--------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of its Portfolio's allocated expenses.





                       See notes to financial statements

Eaton Vance Money Market Funds as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                          Money Market Fund
                                             ---------------------------------------------------------------------------
                                                                       Year Ended December 31,
                                             ---------------------------------------------------------------------------
                                                1998                 1997                 1996              1995(1)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year           $   1.00              $  1.00             $   1.00          $   1.00
------------------------------------------------------------------------------------------------------------------------


Income from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                          $ 0.0369             $ 0.0381             $ 0.0370          $ 0.0312
------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------
From net investment income                     $(0.0369)            $(0.0381)            $(0.0370)         $(0.0312)
------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                 $   1.00             $   1.00             $   1.00          $   1.00
------------------------------------------------------------------------------------------------------------------------


Total Return (2)                                   3.75%                3.88%                3.77%             3.17%
------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)
Ratios (As a percentage of average daily net
   assets):                                    $ 34,292             $ 23,809             $ 31,250          $ 12,951
   Net expenses (3)                                1.82%                1.73%                1.73%             1.68%(4)
   Net investment income                           3.70%                3.83%                3.70%             4.19%(4)
------------------------------------------------------------------------------------------------------------------------


+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net
   assets):                                       1.86%               1.82%                1.76%               1.85%(4)
   Expenses (3)
   Net investment income                          3.66%               3.74%                3.66%               4.03%(4)
Net investment income per share                 $0.0365             $0.0372              $0.0367             $0.0300
--------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 5, 1995, to December 31, 1995.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of its Portfolio's allocated expenses.
(4)  Annualized.





                       See notes to financial statements

Eaton Vance Money Market Funds as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance Mutual Funds Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (1940 Act), as an open-end management investment company. The Trust presently consists of fifteen Series, three of which are included in these financial statements. They include Eaton Vance Cash Management Fund ("Cash Management Fund"), Eaton Vance Liquid Assets Fund ("Liquid Assets Fund") and Eaton Vance Money Market Fund ("Money Market Fund") (individually, the "Fund", collectively the "Funds") each of which is registered under the 1940 Act, as diversified, open-end management investment companies seeking high income consistent with the preservation of capital and maintenance of liquidity.

   The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (69.5% for Cash Management Fund, 5.7% for Liquid Assets Fund and 24.8% for Money Market Fund at December 31, 1998). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles. Prior to Cash Management Fund's and Liquid Asset Fund's investment in the Portfolio, these Funds held their investments directly. For investments held directly, interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

   C Federal Taxes -- The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1998, Liquid Assets Fund, for federal income tax purposes, had a capital loss carryover of $6,891, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2001.

   D Deferred Organization Expenses -- Costs incurred by the Money Market Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F Other -- Investment transactions are accounted for on a trade date basis.


2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The net investment income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Eaton Vance Money Market Funds as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


   Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, with no par value. Transactions in Fund shares were as follows:

                                              Cash Management Fund
                                      ------------------------------------------
                                              Year Ended December 31,
                                      ------------------------------------------
                                               1998              1997
   -----------------------------------------------------------------------------

    Sales                                   503,937,629      553,471,378

    Issued to
      shareholders
      electing to
      receive payments                        2,326,522        2,926,310
      of distributions
      in Fund shares

    Redemptions                            (556,763,381)    (561,345,354)
   -----------------------------------------------------------------------------

    Net decrease                            (50,499,230)      (4,947,666)
   -----------------------------------------------------------------------------


                                                 Liquid Assets Fund
                                      ------------------------------------------
                                              Year Ended December 31,
                                      ------------------------------------------
                                               1998              1997
   -----------------------------------------------------------------------------

    Sales                                        77,632          138,284

    Issued to
      shareholders
      electing to
      receive payments
      of distributions
      in Fund shares                            239,050          394,175

    Redemptions                              (5,343,871)      (7,442,068)
   -----------------------------------------------------------------------------
    Net decrease                             (5,027,189)      (6,909,609)
   -----------------------------------------------------------------------------

                                                  Money Market Fund
                                      ------------------------------------------
                                                Year Ended December 31,
                                      ------------------------------------------
                                               1998              1997
   -----------------------------------------------------------------------------

    Sales                                   106,237,780      224,831,973

    Issued to
      shareholders
      electing to
      receive payments
      of distributions
      in Fund shares                            790,419          646,729
   ----------------------------------------------------------------------------
    Redemptions                             (96,545,361)    (232,920,194)
   -----------------------------------------------------------------------------

    Net increase (decrease)                  10,482,838       (7,441,492)
   -----------------------------------------------------------------------------

4  Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Money Market Fund for the year ended December 31, 1998, $11,429 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of such investment adviser fee. Certain of the officers and Trustees of the Funds and Portfolio are officers and directors/trustees of the above organizations.

5  Distribution Plans
   -----------------------------------------------------------------------------
   Money Market Fund and Liquid Assets Fund have adopted distribution plans (individually the "Plan" and collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plan for Money Market Fund requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Plan for Liquid Assets Fund does not provide for annual payments to EVD for providing such services and facilities, however, the Plan does require the Fund to calculate outstanding Uncovered Distribution Charges. Each Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% (5% for Liquid Assets Fund) of the aggregate amount received by the Fund for share sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the year ended December 31, 1998, Money Market Fund paid $207,037 to EVD, representing 0.75% of the Fund's average daily net assets. At December 31, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for Money Market Fund and Liquid Assets Fund were approximately $4,943,000 and $2,367,000, respectively.

Eaton Vance Money Market Funds as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


   In addition, the Plan authorized the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets. The Trustees of the Funds implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.15% (0.25% for Liquid Assets Fund) per annum of each Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the year ended December 31, 1998, Money Market Fund and Liquid Assets Fund paid service fees to EVD and Authorized Firms in the amount of $27,223 and $22,142 respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms were separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain of the officers and Trustees of the Funds are officers or directors of EVD.

6  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charges (CDSC) is imposed on any redemption of shares from either Money Market Fund or Liquid Assets Fund made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Funds' Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the respective Funds. EVD received approximately $268,000 and $24,000 of CDSC paid by shareholders for the year ended December 31, 1998 for the Money Market Fund and Liquid Assets Fund, respectively.

7  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Funds' investment in the Portfolio for the year ended December 31, 1998 were as follows:

    Cash Management Fund
   -----------------------------------------------------------------------------
    Increases                                                      $504,466,122
    Decreases                                                       558,723,043
   -----------------------------------------------------------------------------

    Liquid Assets Fund
   -----------------------------------------------------------------------------
    Increases                                                      $    106,443
    Decreases                                                         5,754,345
   -----------------------------------------------------------------------------

    Money Market Fund
   -----------------------------------------------------------------------------
    Increases                                                      $106,226,025
    Decreases                                                        96,480,292

Eaton Vance Money Market Funds as of December 31, 1998

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders
of Eaton Vance Mutual Funds Trust:
--------------------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Cash Management Fund, Eaton Vance Liquid Assets Fund, and Eaton Vance Money Market Fund (the "Funds") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each period indicated on the statements herein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



                                   PricewaterhouseCoopers LLP
                                   Boston, Massachusetts
                                   February 5, 1999

Cash Management Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS


Commercial Paper -- 66.2%


Ratings (Unaudited)
------------------- Principal
                    Amount
           Standard (000's
Moody's    & Poor's omitted)   Security                     Value
--------------------------------------------------------------------------------

Automotive -- 1.1%
--------------------------------------------------------------------------------
 P-1       A-1      $1,500     General Motors Acceptance
                               Corp., 5.51%, 1/25/99        $   1,494,490
--------------------------------------------------------------------------------
                                                            $   1,494,490
--------------------------------------------------------------------------------

Banking and Finance -- 21.7%
--------------------------------------------------------------------------------
 P-1       A-1+     $4,000     Asset Securitization Coop.
                               Corp., 5.27%, 1/11/99(1)(2)  $   3,994,145
 P-1       A-1+      2,000     Associates Corp. of No.
                               America, 5.15%, 1/14/99          1,996,280
 P-1       A-1+      2,000     Associates Corp. of No.
                               America, 5.17%, 2/5/99           1,989,947
 P-1       A-1+        895     Associates Corp. of No.
                               America, 5.20%, 2/3/99             890,734
 P-1       A-1+      3,260     Central Corp. Credit
                               Union, 5.42%, 1/14/99            3,253,619
 P-1       A-1+      4,000     CIESCO, 5.07%, 1/26/99           3,985,916
 P-1       A-1+      3,000     Corporate Asset Funding
                               Co., Inc., 5.30%, 2/3/99(1)      2,985,425
 P-1       A-1+      2,500     Corporate Receivables
                               Corp., 5.48%, 1/20/99(1)         2,492,770
 P-1       A-1+      2,805     CXC, Inc., 5.40%,
                               1/13/99(1)                       2,799,951
 P-1       A-1+      1,000     Delaware Funding Corp.,
                               5.40%, 1/28/99(1)(2)               995,950
 P-1       A-1+      1,070     Delaware Funding Corp.,
                               5.50%, 2/4/99(1)(2)              1,064,442
 P-1       A-1       4,000     Norwest Financial, Inc.,
                               5.06%, 1/21/99                   3,988,755
--------------------------------------------------------------------------------
                                                            $  30,437,934
--------------------------------------------------------------------------------

Chemicals -- 2.1%
--------------------------------------------------------------------------------
 P-1       A-1+     $3,000     E.I. Dupont de Nemours &
                               Co., 5.05%, 1/27/99          $   2,989,058
--------------------------------------------------------------------------------
                                                            $   2,989,058
--------------------------------------------------------------------------------

Electric Utilities -- 4.1%
--------------------------------------------------------------------------------
 P-1       A-1+     $1,800     National Rural Utilities
                               Coop., Finance Co., 5.00%,
                               1/15/99                      $   1,796,500
 P-1       A-1+      1,200     National Rural Utilities
                               Coop., Finance Co., 5.05%,
                               2/12/99                          1,192,930
 P-1       A-1+      2,800     TECO Finance, Inc.,
                               5.10%, 2/2/99(1)                 2,787,307
--------------------------------------------------------------------------------
                                                            $   5,776,737
--------------------------------------------------------------------------------

Electrical and Electronic Equipment -- 5.4%
--------------------------------------------------------------------------------
 P-1       A-1+     $2,260     General Electric Capital
                               Corp., 5.03%, 1/22/99        $   2,253,369
 P-1       A-1+      3,000     General Electric Capital
                               Corp., 5.04%, 1/29/99            2,988,240
 P-1       A-1+        630     General Electric Capital
                               Corp., 5.16%, 1/29/99              627,472
 P-1       A-1+      1,145     Motorola, Inc., 5.03%,
                               2/26/99                          1,136,041
 P-1       A-1+        610     Motorola, Inc., 5.10%,
                               2/25/99                            605,247
--------------------------------------------------------------------------------
                                                            $   7,610,369
--------------------------------------------------------------------------------

Food and Beverages -- 5.9%
--------------------------------------------------------------------------------
 P-1       A-1      $1,500     Anheuser-Busch Cos., Inc.,
                               5.20%, 2/5/99                $   1,492,417
 P-1       A-1+      4,000     Coca-Cola Co., 5.12%,
                               2/22/99                          3,970,418
 P-1       A-1       1,500     Heinz (H.J.) Co., 5.25%,
                               2/5/99                           1,492,344
 P-1       A-1+      1,250     Kellogg Co., 4.98%, 3/11/99      1,238,069
--------------------------------------------------------------------------------
                                                            $   8,193,248
--------------------------------------------------------------------------------

Gas Utilities -- 1.6%
--------------------------------------------------------------------------------
 P-1       A-1+     $2,175     Consolidated Natural Gas
                               Co., 5.10%, 2/1/99           $   2,165,448
--------------------------------------------------------------------------------
                                                            $   2,165,448
--------------------------------------------------------------------------------

Household Products -- 2.8%
--------------------------------------------------------------------------------
 P-1       A-1+     $1,000     Procter and Gamble Co.,
                               5.05%, 2/25/99               $     992,285
 P-1       A-1+      3,000     Procter and Gamble Co.,
                               5.15%, 1/28/99                   2,988,413
--------------------------------------------------------------------------------
                                                            $   3,980,698
--------------------------------------------------------------------------------

Insurance -- 9.4%
--------------------------------------------------------------------------------
 P-1       A-1+     $3,000     AIG Funding, Inc., 5.07%,
                               1/5/99                       $   2,998,310
 P-1       A-1+      3,000     American General Corp.,
                               5.32%, 1/19/99                   2,992,020
 P-1       A-1+        900     Marsh and McLennan Cos.,
                               Inc., 5.30%, 1/15/99(1)(2)         898,145
 P-1       A-1+      2,500     MetLife Funding, Inc.,
                               5.22%, 1/25/99                   2,491,300
 P-1       A-1         575     Prudential Funding Corp.,
                               5.37%, 1/12/99                     574,057
 P-1       A-1       1,400     Transamerica Finance
                               Corp., 5.00%, 2/19/99            1,390,472

                       See notes to financial statements

Cash Management Portfolio  as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
-------------------
                    Principal
                    Amount
           Standard (000's
Moody's    & Poor's omitted)   Security                     Value
--------------------------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------------------------
 P-1       A-1+     $1,890     USAA Capital Corp.,
                               5.19%, 2/17/99               $   1,877,194
--------------------------------------------------------------------------------
                                                            $  13,221,498
--------------------------------------------------------------------------------

Leasing -- 2.9%
--------------------------------------------------------------------------------
 P-1       A-1+     $4,000     Greenwich Asset Funding,
                               Inc., 5.40%, 1/14/99(1)(2)   $   3,992,200
--------------------------------------------------------------------------------
                                                            $   3,992,200
--------------------------------------------------------------------------------

Oil -- 3.7%
--------------------------------------------------------------------------------
 P-1       A-1+     $3,000     Chevron USA, Inc., 5.10%,
                               2/3/99                       $   2,985,975
 P-1       A-1+      2,210     Chevron USA, Inc., 5.15%,
                               2/4/99                           2,199,251
--------------------------------------------------------------------------------
                                                            $   5,185,226
--------------------------------------------------------------------------------

Pharmaceutical -- 2.8%
--------------------------------------------------------------------------------
 P-1       A-1+     $4,000     Schering Corp., 5.15%,
                               2/12/99                      $   3,975,967
--------------------------------------------------------------------------------
                                                            $   3,975,967
--------------------------------------------------------------------------------

Telecommunications -- 2.7%
--------------------------------------------------------------------------------
 P-1       A-1+     $3,860     Bellsouth
                               Telecommunications, Inc.,
                               5.08%, 2/11/99               $   3,837,668
--------------------------------------------------------------------------------
                                                            $   3,837,668
--------------------------------------------------------------------------------

Total Commercial Paper, at value
    (identified cost $92,860,541)                           $ 92,860,541
--------------------------------------------------------------------------------

U.S. Government Obligations -- 33.8%

                    Amount
                    (000's
                    omitted)   Security                     Value
--------------------------------------------------------------------------------
                    $5,000     FHLMC Discount Notes,
                               4.905%, 2/18/99              $   4,967,300
                     5,000     FHLMC Discount Notes,
                               4.95%, 1/6/99                    4,996,562
                     4,865     FHLMC Discount Notes,
                               4.96%, 3/17/99                   4,814,728
                     5,450     FHLMC Discount Notes,
                               5.02%, 1/12/99                   5,441,639
                     2,370     FNMA Discount Notes,
                               4.905%, 2/16/99                  2,355,146
                     2,600     FNMA Discount Notes,
                               4.905%, 2/19/99                  2,582,642
                     5,000     FNMA Discount Notes,
                               4.93%, 1/26/99                   4,982,882
                     3,900     FNMA Discount Notes,
                               5.02%, 2/24/99                   3,870,633
                     1,585     FNMA Discount Notes,
                               5.04%, 1/4/99                    1,584,334
                     5,000     FNMA Discount Notes,
                               5.05%, 1/7/99                    4,995,791
                     3,000     FNMA Discount Notes,
                               5.05%, 1/8/99                    2,997,054
                     3,825     FNMA Discount Notes,
                               5.07%, 1/4/99                    3,823,384
--------------------------------------------------------------------------------

Total U.S. Government Obligations, at value
    (identified cost $47,412,095)                           $ 47,412,095
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $140,272,636)                          $140,272,636(3)
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0%                        $     69,785
--------------------------------------------------------------------------------


Net Assets -- 100%                                          $140,342,421
--------------------------------------------------------------------------------

FHLMC-Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA-Federal National Mortgage Association (Fannie Mae)

(1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary. At December 31, 1998, the value of these securities amounted to $22,010,335 or 15.7% of the Portfolio's net assets.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity. At December 31, 1998, the value of these securities amounted to $10,944,882 or 7.8% of the Portfolio's net assets.

(3) Cost for Federal income tax purposes is the same.


                       See notes to financial statements

Cash Management Portfolio as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value                                       $140,272,636
Cash                                                              94,028
Deferred organization expenses                                       907
--------------------------------------------------------------------------------
Total assets                                                $140,367,571
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                     $      1,699
Other accrued expenses                                            23,451
--------------------------------------------------------------------------------
Total liabilities                                           $     25,150
--------------------------------------------------------------------------------
Net Assets (representing paid-in-capital)                   $140,342,421
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                             $140,342,421
--------------------------------------------------------------------------------
Total                                                       $140,342,421
--------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
December 31, 1998
Investment Income
--------------------------------------------------------------------------------
Interest                                                    $  7,597,158
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                      $    689,334
Trustees fees and expenses                                         8,095
Custodian fee                                                     91,029
Legal and accounting services                                     33,844
Amortization of organization expenses                              2,727
Miscellaneous                                                     10,819
--------------------------------------------------------------------------------
Total expenses                                              $    835,848
--------------------------------------------------------------------------------

Net investment income                                       $  6,761,310
--------------------------------------------------------------------------------






                       See notes to financial statements

Cash Management Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)             Year Ended             Year Ended
in Net Assets                   December 31, 1998      December 31, 1997
--------------------------------------------------------------------------------
From operations--
    Net investment income           $   6,761,310          $   7,185,996
--------------------------------------------------------------------------------
Capital transactions--
    Contributions                   $ 610,798,591          $ 791,713,159
    Withdrawals                      (660,957,683)          (806,819,022)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions       $ (50,159,092)         $ (15,105,863)
--------------------------------------------------------------------------------

Net decrease in net assets          $ (43,397,782)         $  (7,919,867)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                $ 183,740,203          $ 191,660,070
--------------------------------------------------------------------------------
At end of year                      $ 140,342,421          $ 183,740,203
--------------------------------------------------------------------------------




                       See notes to financial statements

Cash Management Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data



                                                                            Year Ended December 31,
                                                      --------------------------------------------------------------
                                                          1998            1997       1996        1995       1994/(1)/
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses                                                  0.61%           0.59%       0.59%      0.60%      0.58%/(2)/
Net investment income                                     4.90%           4.96%       4.83%      5.36%      4.22%/(2)/
--------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, May 2, 1994, to December 31,
      1994.
/(2)/ Annualized.











                       See notes to financial statements

Cash Management Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

   C Income Taxes -- The Portfolio has elected to be treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F Other -- Investment transactions are accounted for on a trade date basis.

2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $689,334 for the year ended December 31, 1998. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

Cash Management Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


4  Investments
   -----------------------------------------------------------------------------
   Purchases and sales (including maturities) of investments, during the year ended December 31, 1998, exclusive of U.S. Government securities, aggregated $946,588,316 and $927,805,191, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $457,029,364 and $519,458,871, respectively.

Cash Management Portfolio as of December 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Investors
of Cash Management Portfolio:
--------------------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years then ended, and for the period from the start of business, May 2, 1994, to December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



                                     PricewaterhouseCoopers LLP
                                     Boston, Massachusetts
                                     February 5, 1999

Eaton Vance Money Market Funds as of December 31, 1998

INVESTMENT MANAGEMENT


Eaton Vance Mutual Funds Trust

  Officers                Independent Trustees

  James B. Hawkes         Jessica M. Bibliowicz
  President and Trustee   President and Chief Operating Officer
                          John A. Levin & Co. Director,
  William H. Ahern, Jr.   Baker, Fentress & Co.
  Vice President
                          Donald R. Dwight
  Thomas J. Fetter        President, Dwight Partners, Inc.
  Vice President
                          Samuel L. Hayes, III
  Robert B. MacIntosh     Jacob H. Schiff Professor of Investment Banking,
  Vice President          Emeritus, Harvard University Graduate School
                          of Business Administration

  Michael B. Terry        Norton H. Reamer
  Vice President          Chairman and Chief Executive Officer,
                          United Asset Management Corporation
  James L. O'Connor
  Treasurer               Lynn A. Stout
                          Professor of Law,
  Alan R. Dynner          Georgetown University Law Center
  Secretary
                          John L. Thorndike
                          Formerly Director, Fiduciary Company Incorporated

                          Jack L. Treynor
                          Investment Adviser and Consultant


Cash Management Portfolio

  Officers                Independent Trustees

  James B. Hawkes         Jessica M. Bibliowicz
  President and Trustee   President and Chief Operating Officer
                          John A. Levin & Co. Director,
  Michael B. Terry        Baker, Fentress & Co.
  Vice President and
  Portfolio Manager       Donald R. Dwight
                          President, Dwight Partners, Inc.
  James L. O'Connor
  Treasurer               Samuel L. Hayes, III
                          Jacob H. Schiff Professor of Investment Banking,
  Alan R. Dynner          Emeritus, Harvard University Graduate School of
  Secretary               Business Administration

                          Norton H. Reamer
                          Chairman and Chief Executive Officer,
                          United Asset Management Corporation

                          Lynn A. Stout
                          Professor of Law,
                          Georgetown University Law Center

                          John L. Thorndike
                          Formerly Director, Fiduciary
                          Company Incorporated

                          Jack L. Treynor
                          Investment Adviser and Consultant

                       This Page Intentionally Left Blank

Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110


Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


Independent Accountants
PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109




Eaton Vance
Mutual Funds Trust
24 Federal Street,
Boston, MA 02110




--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
2-2021-2/99                                                           MMSRC-2/99